Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 99.9%
Aerospace & Defense – 1.2%
General Dynamics Corp	331,863	$86,174,865
Air Freight & Logistics – 1.5%
United Parcel Service Inc	666,321	104,765,651
Banks – 2.8%
JPMorgan Chase & Co	1,144,056	194,603,926
Beverages – 1.7%
Brown-Forman Corp	1,075,705	61,422,755
Constellation Brands Inc - Class A	220,942	53,412,729
		114,835,484
Biotechnology – 2.5%
AbbVie Inc	645,450	100,025,386
Gilead Sciences Inc	905,365	73,343,619
		173,369,005
Building Products – 0.8%
Trane Technologies PLC	215,583	52,580,694
Capital Markets – 4.3%
Charles Schwab Corp	831,071	57,177,685
CME Group Inc	606,117	127,648,240
Morgan Stanley	1,223,082	114,052,396
		298,878,321
Chemicals – 1.5%
Air Products & Chemicals Inc	95,934	26,266,729
Corteva Inc	768,645	36,833,468
Sherwin-Williams Co	142,131	44,330,659
		107,430,856
Commercial Services & Supplies – 0.8%
Waste Management Inc	297,605	53,301,056
Communications Equipment – 0.9%
Cisco Systems Inc	1,303,851	65,870,553
Consumer Finance – 2.8%
American Express Co	1,037,577	194,379,675
Diversified Financial Services – 3.1%
Visa Inc	817,865	212,931,153
Electrical Equipment – 0.9%
Rockwell Automation Inc	191,300	59,394,824
Energy Equipment & Services – 0.8%
Schlumberger Ltd	1,012,291	52,679,624
Food & Staples Retailing – 2.2%
Costco Wholesale Corp	133,399	88,054,012
Sysco Corp	844,202	61,736,492
		149,790,504
Food Products – 1.1%
Hershey Co	424,622	79,166,526
Health Care Equipment & Supplies – 4.1%
Abbott Laboratories	1,235,926	136,038,375
Medtronic PLC	1,193,508	98,321,189
Stryker Corp	169,979	50,901,911
		285,261,475
Health Care Providers & Services – 3.8%
HCA Healthcare Inc	196,710	53,245,463
UnitedHealth Group Inc	405,179	213,314,588
		266,560,051
Hotels, Restaurants & Leisure – 6.3%
Marriott International Inc/MD - Class A	600,232	135,358,318
McDonald's Corp	572,339	169,704,237
Starbucks Corp	1,344,706	129,105,223
		434,167,778
Household Products – 1.7%
Procter & Gamble Co	824,390	120,806,111
Industrial Conglomerates – 1.5%
Honeywell International Inc	506,702	106,260,476
Information Technology Services – 5.8%
Accenture PLC	938,154	329,207,620
International Business Machines Corp	430,469	70,403,205
		399,610,825
Insurance – 0.9%
Marsh & McLennan Cos Inc	344,365	65,246,837

Shares		Value
Common Stocks– (continued)
Life Sciences Tools & Services – 0.9%
Danaher Corp	273,210	$63,204,401
Machinery – 1.9%
Deere & Co	331,296	132,475,332
Media – 2.3%
Comcast Corp - Class A	3,689,195	161,771,201
Oil, Gas & Consumable Fuels – 2.2%
Chevron Corp	677,710	101,087,224
ConocoPhillips	473,308	54,936,860
		156,024,084
Pharmaceuticals – 4.0%
Eli Lilly & Co	182,623	106,454,599
Merck & Co Inc	918,358	100,119,389
Zoetis Inc	356,267	70,316,418
		276,890,406
Professional Services – 2.2%
Automatic Data Processing Inc	459,427	107,032,708
Booz Allen Hamilton Holding Corp	339,443	43,418,154
		150,450,862
Semiconductor & Semiconductor Equipment – 9.7%
Analog Devices Inc	274,106	54,426,487
Broadcom Inc	71,085	79,348,631
KLA Corp	481,822	280,083,129
Lam Research Corp	123,217	96,510,947
Texas Instruments Inc	953,840	162,591,566
		672,960,760
Software – 13.3%
Intuit Inc	112,779	70,490,258
Microsoft Corp	1,970,259	740,896,194
Oracle Corp	1,081,507	114,023,283
		925,409,735
Specialty Retail – 2.7%
Home Depot Inc	317,721	110,106,213
TJX Cos Inc	803,525	75,378,680
		185,484,893
Technology Hardware, Storage & Peripherals – 5.7%
Apple Inc	2,040,605	392,877,681
Textiles, Apparel & Luxury Goods – 2.0%
NIKE Inc - Class B	1,308,127	142,023,348
Total Common Stocks (cost $3,570,323,543)		6,937,638,973
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $863,133)	862,961	863,133
Total Investments (total cost $3,571,186,676) – 99.9%		6,938,502,106
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		7,731,609
Net Assets – 100%		$6,946,233,715

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$22,002	$-	$(394)	$863,133

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	3,943,103	23,347,295	(26,426,871)	863,133

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,937,638,973	$-	$-
Investment Companies	-	863,133	-
Total Assets	$6,937,638,973	$863,133	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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